Costs (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of costs
	06.30.2022	06.30.2021	06.30.2020
Other operative costs	51	57	62
Cost of property operations	51	57	62
Crops	34,527	26,800	24,105
Sugarcane	9,655	7,478	7,371
Cattle	3,119	3,886	3,995
Supplies	4,455	2,726	2,062
Consignment	3,415	1,956	1,609
Advertising and brokerage fees	1,670	1,425	1,145
Agricultural rental and other services	759	397	674
Cost of sales and services from agricultural business	57,600	44,668	40,961
Trading properties and developments	469	1,753	1,686
Rental and services	9,192	7,269	9,862
Hotel operations, tourism services and others	2,473	1,732	3,060
Cost of sales and services from sales and services from urban properties and investment business	12,134	10,754	14,608
Total costs	69,785	55,479	55,631